Document and Entity Information	May 17, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001314102
Document Type	8-K/A
Document Period End Date	May 17, 2023
Entity Registrant Name	EyePoint Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-51122
Entity Tax Identification Number	26-2774444
Entity Address, Address Line One	480 Pleasant Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	926-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	EYPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On May 18, 2023, EyePoint Pharmaceuticals, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the closing of the transactions contemplated by that certain product rights agreement (the “Product Rights Agreement”), dated May 17, 2023, by and between the Company and Alimera Sciences, Inc. (“Alimera”), pursuant to which the Company (i) granted to Alimera an exclusive (even as to the Company) and sublicensable (in accordance with the terms of the Product Rights Agreement) right and license (the “License”) under the Company’s and its affiliates’ interest in certain of the Company’s and its affiliates’ intellectual property to develop, manufacture, sell, commercialize and otherwise exploit certain products, including YUTIQ® (fluocinolone acetonide intravitreal implant) 0.18 mg, for the treatment and prevention of uveitis in the entire world except Europe, the Middle East and Africa, and (ii) transferred and assigned to Alimera certain assets and certain contracts with third parties related to YUTIQ® (collectively, the “Asset Transfer” and together with the License, the “Transaction”). This Current Report on Form 8-K/A amends the Original Form 8-K to include the pro forma financial information required by Item 9.01(b) of Form 8-K. Except as provided herein, the disclosures contained in this Current Report on Form 8-K/A have not been updated to reflect events, results or developments that have occurred since the filing of the Original Form 8-K. This Current Report on Form 8-K/A should be read in conjunction with the Original Form 8-K, which provides a more complete description of the Transaction.